ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
(THE “TRUST”)

AZL® DFA International Core Equity Fund
AZL® DFA U.S. Core Equity Fund
AZL® Enhanced Bond Index Fund
AZL® Fidelity Institutional Asset Management® Multi-Strategy
Fund, Class 1 and Class 2
AZL® Fidelity Institutional Asset Management® Total Bond Fund,
Class 1 and Class 2
AZL® Government Money Market Fund
AZL® International Index Fund, Class 1 and Class 2

AZL® Mid Cap Index Fund, Class 1 and Class 2
AZL® Moderate Index Strategy Fund
AZL® MSCI Global Equity Index Fund, Class 1 and Class 2
AZL® Russell 1000 Growth Index Fund, Class 1 and Class 2
AZL® Russell 1000 Value Index Fund, Class 1 and Class 2
AZL® S&P 500 Index Fund, Class 1 and Class 2
AZL® Small Cap Stock Index Fund, Class 1 and Class 2
AZL® T. Rowe Price Capital Appreciation Fund

(together, the “Funds”)

Supplement dated October 15, 2024
to the Statement of Additional Information (“SAI”) dated May 1, 2024

This supplement updates certain information contained in each Fund’s SAI and should be attached to the SAI and retained for future reference.
1.
The Board of Trustees of the Trust elected Monique Labbe as Treasurer, Principal Accounting Officer and Principal Financial Officer of the Trust, effective October 1, 2024. Accordingly, the below information is added in the table under the section entitled “TRUSTEES AND OFFICERS - OFFICERS” on page 44 of the SAI:

Name, Address, and Birth Year	Positions Held with Allianz VIP and VIP FOF Trust	Term of Office(2)/Length of Time Served	Principal Occupation(s) During Past 5 Years
Monique Labbe (1973) Three Canal Plaza Suite 100 Portland, ME 04101	Treasurer, Principal Accounting Officer and Principal Financial Officer	Since 10/24

Treasurer, Principal Accounting Officer and Principal Financial Officer of the Trust and FOF Trust, 2024 to present, and the ETF Trust, 2020 to present; Fund Principal Officer, Foreside Fund Officer Services, LLC, 2014 to present

(2) Indefinite.

2.	The information for Bashir C. Asad in the table under the section entitled “TRUSTEES AND OFFICERS - OFFICERS” on page 44 of the SAI is hereby deleted.

AZL-002-0524